Accounts Receivable, Net (Details) - Schedule of movements of the expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of movements of the expected credit loss provision [Abstract]
At beginning of year
Provision for the year	51
At end of year	$ 51